Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2011
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

13.                Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2010 and 2011 (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Customer deposits on Wangyibao accounts	142,307	267,372
Accrued fixed assets related payables	96,248	35,663
Payable related to Guangzhou building (Notes 7 and 22)	44,360	—
Marketing expenses	40,277	57,937
Server custody fees and telecommunication charges	27,864	27,136
RSU payables (see Note 2(n))	27,154	39,733
Option proceeds payable to employees	10,570	12,058
Professional fees	9,382	9,108
Accrued revenue sharing	8,936	10,014
Content fees	5,925	5,609
Game card production costs	4,033	3,206
Others	35,356	30,284
	452,412	498,120